Property Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Entertainment One Film And Television Business [Member]
Property, Plant and Equipment [Line Items]
Summary of Property, Plant and Equipment

(In thousands)	October 1, 2023	December 25, 2022
Computer software and hardware	$27,980	$27,802
Furniture and fixtures	2,612	2,466
Leasehold improvements	16,148	16,108
Less accumulated depreciation	(24,467)	(17,680)

Total property, plant and equipment, net	$22,273	$28,696

(In thousands)	2022	2021
Computer software and hardware	$27,802	$16,969
Furniture and fixtures	2,466	9,434
Leasehold improvements	16,108	16,035
Less accumulated depreciation	(17,680)	(11,359)

Total property, plant and equipment, net	$28,696	$31,079

Starz Business of Lions Gate Entertainment Corp
Property, Plant and Equipment [Line Items]
Summary of Property, Plant and Equipment

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Leasehold improvements	$34.4	$27.6
Property and equipment	18.1	15.2
Computer equipment and software	84.2	71.5

	136.7	114.3
Less accumulated depreciation and amortization	(100.6)	(91.7)

	36.1	22.6
Land	1.2	1.2

	$37.3	$23.8